Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party		$ 662,000
Advertising
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		13,206,000	$ 15,643,000	$ 27,781,000
Investee companies
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou				9,000
Investee companies | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Cost for related party		594,000
Beijing Xiaomi Mobile Software Co., Ltd. [Member] | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party			1,815,000	4,254,000
Xiaomi Technology
Schedule of Other Related Party Transactions [Line Items]
Service Fees	[1]		13,000	38,000
Xiaomi Technology | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party		2,211,000	875,000
Guangzhou Millet | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		2,466,000	2,460,000	3,932,000
Guangzhou Millet | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party			19,000
Shenzhen Xunyi [Member] | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party	[2]			493,000
Shenzhen Xunyi [Member] | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party	[2]			160,000
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[3]	243,000	46,000	146,000
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party		91,000	$ 17,000	$ 54,000
Beijing Itui | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party		7,269,000
Itui Online | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party		1,119,000
Shenzhen Xiaomi Technology Co., Ltd. | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party		53,000
Weimin Luo
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party		$ 662,000

[1]	Onething Cloud devices were available for sale on the online platform operated by Xiaomi Technology starting from August 2018 till April 2019, during which Xiaomi Technology was entitled to receive service fees based on a certain percentage of sales on the platform.
[2]	In 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.
[3]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,451,000 (including interest of USD 363,000) and USD 3,883,000 (including interest of USD 971,000) respectively. The interest accrued for the year ended December 31, 2020 was USD 91,000 and USD 243,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.